Condensed Statements of Operations (unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		108 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Statements of Operations [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Research and development	2,789	3,397	5,483	6,742	123,340
General and administrative	1,438	2,038	2,819	3,814	44,712
Depreciation	115	971	251	2,098	23,403
Impairment of property and equipment	0	0	0	0	7,371
Other expense	44	27	92	969	1,797
Total operating expenses	4,386	6,433	8,645	13,623	200,623
Loss from operations	(4,386)	(6,433)	(8,645)	(13,623)	(200,623)
Interest income	4	13	11	27	8,523
Interest expense	(151)	(201)	(325)	(473)	(15,214)
Change in fair value of warrant liability	1,214	9,519	691	9,938	17,189
Net income (loss)	$ (3,319)	$ 2,898	$ (8,268)	$ (4,131)	$ (190,125)
Basic net income (loss) attributable to common stockholders per share (in dollars per shares)	$ (1.4)	$ 1.23	$ (3.49)	$ (2.14)
Diluted net income (loss) attributable to common stockholders per share (in dollars per share)	$ (1.4)	$ 1.21	$ (3.49)	$ (2.14)
Shares used in computing basic and diluted net income (loss) attributable to common stockholders:
Basic (in shares)	2,373	2,349	2,371	1,930
Diluted (in shares)	2,373	2,397	2,371	1,930